Lease - Schedule of Operating Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Cost
Accumulated amortization
Total lease cost
Cash paid for amounts included in the measurement of operating lease liabilities		$ 23,018
Weighted-average remaining lease term – operating leases		6 months
Weighted-average discount rate – operating leases		5.875%